June 30, 2021

Supplement

SUPPLEMENT DATED JUNE 30, 2021 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
INCOME PLUS PORTFOLIO (the "Fund")
CLASS X
Dated April 30, 2021

At a meeting held on June 15-17, 2021, the Board of Trustees of Morgan Stanley Variable Investment Series approved a reduction in the expense limitation for Class X shares of the Fund effective July 1, 2021.

Accordingly, effective July 1, 2021, the sections of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund—Annual Fund Operating Expenses" and "Fund Summary—Fees and Expenses of the Fund—Example" are hereby deleted and replaced with the following, which reflects a reduced expense limitation:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.42%
Distribution (12b-1) Fee	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses*	0.91%
Fee Waiver and/or Expense Reimbursement*	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.75%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class X	$77	$274	$488	$1,105

*  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee, and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement.

In addition, effective July 1, 2021, the third to last paragraph in the section of the Prospectus entitled "Fund Details—Fund Management" is hereby deleted in its entirety and replaced with the following:

Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, administration fee, and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.75%. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

June 30, 2021

Supplement

SUPPLEMENT DATED JUNE 30, 2021 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
INCOME PLUS PORTFOLIO
(the "Fund")
CLASS Y
Dated April 30, 2021

At a meeting held on June 15-17, 2021, the Board of Trustees of Morgan Stanley Variable Investment Series approved a reduction in the expense limitation for Class Y shares of the Fund effective July 1, 2021.

Accordingly, effective July 1, 2021, the sections of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund—Annual Fund Operating Expenses" and "Fund Summary—Fees and Expenses of the Fund—Example" are hereby deleted and replaced with the following, which reflects a reduced expense limitation:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.42%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses*	1.16%
Fee Waiver and/or Expense Reimbursement*	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.00%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class Y	$102	$353	$623	$1,395

*  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee, and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement.

In addition, effective July 1, 2021, the third to last paragraph in the section of the Prospectus entitled "Fund Details—Fund Management" is hereby deleted in its entirety and replaced with the following:

Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee, and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.00%. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but include any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

JUNE 30, 2021

Supplement

SUPPLEMENT DATED JUNE 30, 2021 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
INCOME PLUS PORTFOLIO
(the "Fund")
CLASS X AND CLASS Y
Dated April 30, 2021

At a meeting held on June 15-17, 2021, the Board of Trustees of Morgan Stanley Variable Investment Series approved a reduction in the expense limitation for Class X and Class Y shares of the Fund effective July 1, 2021.

Accordingly, effective July 1, 2021, the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser and Administrator" that shows the contractual rate of advisory fees with respect to the Fund is hereby deleted and replaced with the following:

Name of Fund	Investment Advisory Fee Rates
Income Plus

0.42% of the portion of the daily net assets not exceeding $500 million; 0.35% of the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% of the portion of the daily net assets exceeding $1.25 billion. The Fund's Adviser and Administrator have agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% with respect to Class X shares and 1.00% with respect to Class Y shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Prospectus or until such time as the Trust's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.